STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jan. 26, 2023 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	1,000,000	1,000,000		1,000,000
Preferred stock, par value | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock shares issued	0	0		0
Preferred stock shares outstanding	0	0		0
Shares subject to possible redemption	2,187,728	13,225,000
Warrant exercise price | $ / shares	$ 0.01	$ 0.01
Investments held in trust account | $	$ 23,658,838	$ 136,871,183	$ 24,000,000
Financial Service [Member]
Class of Stock [Line Items]
Investments held in trust account | $				$ 0
Warrant [Member]
Class of Stock [Line Items]
Share price per shares | $ / shares	$ 18.00	$ 18.00
Private Placement Warrants And Public Warrants [Member]
Class of Stock [Line Items]
Warrants | $	$ 23,276,000	$ 23,276,000
Private Placement Warrants And Public Warrants [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Warrant expected term	5 years	5 years
Private Placement Warrants And Public Warrants [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Warrant measurement inputs	22	22
Private Placement Warrants And Public Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Warrant measurement inputs	0	0
Private Placement Warrants And Public Warrants [Member] | Measurement Input, Discount Rate [Member]
Class of Stock [Line Items]
Warrant measurement inputs	1.76	1.76
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000	100,000,000		100,000,000
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Voting rights	Holders of Class A common stock are entitled to one vote for each share	Holders of Class A common stock are entitled to one vote for each share.
Common stock, shares issued	754,000	754,000		0
Common stock, shares outstanding	754,000	754,000		0
Shares subject to possible redemption	2,187,728	13,225,000		13,225,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	10,000,000	10,000,000		10,000,000
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares issued	3,306,250	3,306,250		3,306,250
Common stock, shares outstanding	3,306,250	3,306,250		3,306,250